SEGMENT REPORTING	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
SEGMENT REPORTING

In accordance with FASB ASC 280, “Segment Reporting” (“ASC 280”), the Company discloses financial and descriptive information about its reportable operating segments. Operating segments are components of an enterprise about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company follows ASC 280, which establishes standards for reporting information about operating segments in annual and interim financial statements, and requires that companies report financial and descriptive information about their reportable segments based on a management approach. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers.

The Company currently divides its operations into three operating segments: Complex Machining which consists of AIM and NTW; Aerostructures and Electronics which consists of WMI, WPI, Miller Stuart (until merged into WMI in May 2017), Eur-Pac, ECC and Compac; and Turbine Engine Components which consists of Sterling and for the period January 1, 2016, to January 27, 2017, AMK.

The accounting policies of each segment are the same as those described in the Summary of Significant Accounting Policies. The Company evaluates performance based on revenue, gross profit contribution and assets employed.

Financial information about the Company’s operating segments for the three and nine months ended September 30, 2017 and 2016 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

COMPLEX MACHINING
Net Sales	$10,198,000	$9,254,000	$30,562,000	$27,022,000
Gross Profit	1,449,000	1,476,000	5,289,000	5,898,000
Pre Tax Loss	(90,000)	(963,000)	(383,000)	(856,000)
Assets	44,362,000	54,159,000	44,362,000	54,159,000

AEROSTRUCTURES & ELECTRONICS
Net Sales	5,431,000	3,738,000	14,484,000	14,939,000
Gross Profit	775,000	674,000	2,735,000	3,068,000
Pre Tax Loss	(539,000)	(893,000)	(1,470,000)	(1,832,000)
Assets	19,722,000	19,562,000	19,722,000	19,562,000

TURBINE ENGINE COMPONENTS
Net Sales	1,649,000	2,718,000	5,469,000	8,296,000
Gross Profit	(67,000)	(153,000)	(246,000)	7,000
Pre Tax Loss	(614,000)	(1,248,000)	(2,110,000)	(2,900,000)
Assets	11,220,000	17,645,000	11,220,000	17,645,000

CORPORATE
Net Sales	—	—	—	—
Gross Profit	—	—	—	—
Pre Tax Income (Loss)	(1,608,000)	(263,000)	(2,213,000)	(243,000)
Assets	961,000	574,000	961,000	574,000

CONSOLIDATED
Net Sales	17,278,000	15,710,000	50,515,000	50,257,000
Gross Profit	2,157,000	1,997,000	7,778,000	8,973,000
Pre Tax Loss	(2,851,000)	(3,367,000)	(6,176,000)	(5,831,000)
Benefit from (Provision for) Income Taxes	(29,000)	1,320,000	170,000	2,102,000
Net Loss	(2,880,000)	(2,047,000)	(6,006,000)	(3,729,000)
Assets	$76,265,000	$91,940,000	$76,265,000	$91,940,000